Document and Entity Information - USD ($)		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Jun. 30, 2017
Registrant Name		1st Franklin Financial Corporation
Registrant CIK		0000038723
SEC Form		10-K
Period End date		Dec. 31, 2017
Fiscal Year End		--12-31
Trading Symbol		ffc
Public Float			$ 0
Filer Category		Smaller Reporting Company
Current with reporting		Yes
Voluntary filer		No
Well-known Seasoned Issuer		No
Amendment Flag		false
Document Fiscal Year Focus		2017
Document Fiscal Period Focus		FY
Voting Common Stock
Number of common stock shares outstanding	1,700
Entity Listing, Par Value Per Share	$ 100
Nonvoting Common Stock
Number of common stock shares outstanding	168,300
Entity Listing, Par Value Per Share	$ 0